Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 63,235,042	$ 55,350,799	$ 57,094,776
Payables for purchases pending settlement [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	1,512,197	1,597,375	1,993,765
Collections and other transactions on account of third parties [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	7,646,888	4,649,744	5,891,142
Liabilities due to financing of purchases [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	36,894,587	39,185,267	38,237,617
Payables for foreign currency purchase pending settlement [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	14,409,983	7,455,274	9,124,786
Commissions accrued payable [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	344,570	295,660	205,413
Miscellaneous subject to minimum cash requirements [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	507,101	417,075	584,706
Miscellaneous not subject to minimum cash requirements [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	1,195,353	918,298	507,406
Other Financial Liabilities [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 724,363	$ 832,106	$ 549,941